DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2023
Disclosure Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
The company’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2023	2022	2021
Fuel and power purchases(1)(2)		$(560)	$(396)	$(450)
Salaries and benefits		(263)	(224)	(206)
Operations and maintenance		(252)	(246)	(218)
Water royalties, property taxes and other regulatory fees		(169)	(159)	(163)
Professional fees		(70)	(24)	(26)
Insurance		(52)	(56)	(56)
Other related party services	27	(2)	(7)	(11)
Other		(98)	(62)	(55)
		$(1,466)	$(1,174)	$(1,185)
(1)Fuel and power purchases are primarily attributable to our portfolio in Colombia.
(2)Includes $80 million in 2021 relating to the Texas winter storm event which reflect the cost of acquiring energy to cover our contractual obligations for our wind assets that were not generating during the period due to freezing conditions, net of hedging initiatives.
Direct operating costs exclude depreciation expense of $1,342 million (2022: $1,179 million and 2021: $1,115 million) which is presented separately.